Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Millions						9 Months Ended		12 Months Ended
	Mar. 11, 2025 yr	Dec. 16, 2024 shares CAD ($)	Jun. 18, 2024 yr	May 17, 2022 yr $ / shares	Oct. 19, 2021 shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) shares $ / shares	Mar. 31, 2034 shares $ / shares	Dec. 31, 2025 CAD ($) shares yr	Dec. 31, 2025 USD ($) shares yr $ / shares
Statement [Line Items]
Expense from share-based payment transactions | $						$ 12,700,000			$ 7,400,000
Deferred Share Units [Member]
Statement [Line Items]
Contributed Surplus Deficit Reserve for share-based payment compensation expense | $						$ 1,700,000			$ 2,100,000
Number of other equity instruments granted in share-based payment arrangement | shares						130,772	130,772		218,069	218,069
Financial Year 2023 Plan [Member]
Statement [Line Items]
Number of other equity instruments forfeited in share-based payment arrangement | shares		149,013
Number of other equity instruments exercised or vested in share based payment arrangement | $		137,776
Financial Year 2023 Plan [Member] | Restricted Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | yr				141,203
Financial Year 2023 Plan [Member] | Performance Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | yr				556,348
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares				$ 9.4
Financial Year 2024 Plan [Member] | Restricted Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares								457,935
Financial Year 2024 Plan [Member] | Performance Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares								404,211
Financial Year 2024 Plan [Member] | Restricted Share Units And Performance Share Units [Member]
Statement [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares								$ 7.62
Financial Year 2025 Plan [Member]
Statement [Line Items]
Description of vesting requirements for share-based payment arrangement									the plan, upon the TSR reaching specified target thresholds of 25%, 50%, 75% as compared its peer group, eligible employees will receive PSUs in accordance with the Omnibus Plan.	the plan, upon the TSR reaching specified target thresholds of 25%, 50%, 75% as compared its peer group, eligible employees will receive PSUs in accordance with the Omnibus Plan.
Financial Year 2025 Plan [Member] | Restricted Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement			569,536			569,536	569,536		565,016	565,016
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares										$ 10.21
Number of other equity instruments exercised or vested in share based payment arrangement | shares						64,280	64,280		0	0
Financial Year 2025 Plan [Member] | Performance Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | yr			953,783
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares							$ 18.47
Number of other equity instruments exercised or vested in share based payment arrangement | shares						73,496	73,496		0	0
Current Year 2025 Plan [Member]
Statement [Line Items]
Description of vesting requirements for share-based payment arrangement									Under terms of the plan, upon the TSR reaching specified target thresholds of 25%, 50%, 75% as compared its peer group, eligible employees will receive PSUs in accordance with the Omnibus Plan.	Under terms of the plan, upon the TSR reaching specified target thresholds of 25%, 50%, 75% as compared its peer group, eligible employees will receive PSUs in accordance with the Omnibus Plan.
Current Year 2025 Plan [Member] | Restricted Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | yr	565,016
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares										$ 4.58
Current Year 2025 Plan [Member] | Performance Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | yr	1,042,775
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares										$ 2
Current Year 2025 Plan [Member] | Administrative And Selling Expenses [Member]
Statement [Line Items]
Expense from share-based payment transactions | $							$ 11.4			$ 4.9
Expense from share-based payment transactions with employees | $										$ 10.2
Current Year 2025 Plan [Member] | Administrative And Selling Expenses [Member] | Restricted Share Units [Member]
Statement [Line Items]
Number of other equity instruments forfeited in share-based payment arrangement | yr									421,712	421,712
Current Year 2025 Plan [Member] | Administrative And Selling Expenses [Member] | Performance Share Units [Member]
Statement [Line Items]
Number of other equity instruments forfeited in share-based payment arrangement | yr									942,144	942,144
Longterm Incentive Plan [Member]
Statement [Line Items]
Maximum number of common shares that may be awarded under Omnibus Plan | shares					8,800,000